OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2013	2014

Government authorities	$472	$721
Employees	52	29
Prepaid expenses	949	879
Advances to suppliers	636	284
Others	270	189

	$2,379	$2,102